Income tax - Schedule of deferred tax assets and liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Net deferred tax assets			€ 23,063	€ 24,562
Net deferred tax liabilities			99,202	82,941
Net deferred tax	€ (58,379)	€ (68,418)	€ (76,139)	€ (58,379)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning Balance	(58,379)	(68,418)
Tax credit/(expense) during the year recognized in profit or loss	(304)	14,126
Tax credit during the year recognized in OCI	(235)	(843)
Increase (decrease) through business combinations, deferred tax liability (asset)	(15,445)	(22)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1,630)	(2,855)
Reclassification as held for sale	(146)
Adoption of IFRS 15/16		(367)
Ending Balance	€ (76,139)	€ (58,379)